COLUMBIA FUNDS SERIES TRUST I

Registration Nos. 2-99356; 811-04367

CERTIFICATE PURSUANT

TO RULE 497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the “Trust”) that the forms of prospectuses for the Trust that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 73 under the Securities Act of 1933, as amended, to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically on March 31, 2008.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned as of the 1st day of April, 2008.

COLUMBIA FUNDS SERIES TRUST I

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary